Sit Mutual Funds
3300 IDS Center, 80 South Eighth Street
Minneapolis, MN 55402
612-334-5888

October 25, 2010

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE:

	Series ID	Class ID	File Number
Sit Large Cap Growth Fund, Inc.	S000011803	C000032270	811-03343
Sit Mid Cap Growth Fund, Inc.	S000011802	C000032269	811-03342
Sit Mutual Funds, Inc.
Sit International Growth Fund	S000003461	C000009595	811-06373
Sit Balanced Fund	S000003462	C000009596	811-06373
Sit Developing Markets Growth Fund	S000003463	C000009597	811-06373
Sit Small Cap Growth Fund	S000003464	C000009598	811-06373
Sit Dividend Growth Fund – Class I	S000003466	C000009600	811-06373
Sit Dividend Growth Fund – Class S	S000003466	C000033658	811-06373
Sit Global Dividend Growth Fund – Class I	S000023468	C000069003	811-06373
Sit Global Dividend Growth Fund – Class S	S000023468	C000071096	811-06373
(the “Registrants”)

Ladies and Gentlemen:

On behalf of the Registrants, I herewith enclose and file a Post-Effective Amendment to each Registrant’s Registration Statement on Form N-1A. The enclosed Post-Effective Amendment for each Registrant is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”), to become effective on November 1, 2010.

The enclosed Registration Statements represents Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of each of Sit Large Cap Growth Fund, Inc. and Sit Mid Cap Growth Fund, Inc. and Post-Effective Amendment No. 38 to the Registration Statement of Sit Mutual Funds, Inc. The Registration Statement for each Registrant includes a combined Part A, Part B and Part C covering disclosures for all of the Registrants.

The purpose of the enclosed Amendments is to incorporate changes made to the Registration Statements in response to comments from the SEC Examiner, include the September 30, 2010 returns and assets under management in the Prospectus, and include information in the Statement of Additional Information and a Part C Exhibit that was not available at the time of the August 27, 2010 filing under Rule 485(a).

All other revisions reflected in the enclosed amendments are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. Pursuant to Securities Act Release No. 6510 (Investment Company Release No. 13768, dated February 15, 1984), I hereby respectfully request that the enclosed Post-Effective Amendment receive either no review or selected review in the staff’s discretion. As an attorney I have reviewed the enclosed registration statements and represent that this Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(a).

Please direct all questions or comments on the enclosed filings to my attention. I can be reached at 612-359-2536. Thank you.

Sincerely,
/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Enclosures
cc:	Mike Radmer, Dorsey & Whitney LLP
Eric Berglund, KPMG LLP